SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT receivable - current	$ 334,608	$ 348,112
Other receivables	227,519	43,824
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	1,083,387	190,584
Prepaid expenses	70,798	48,533
Less: allowance on other receivables	(632,019)	(103,433)
Prepayment and other current assets	1,693,897	1,137,224
VAT receivable – non-current	1,534,521	1,294,611
Other receivables from well equipment – non-current
Deposit and others	136,933	133,682
Durable spare parts		185,145
Other non-current assets	1,671,454	1,613,438
Less: allowance on other receivables	(307,868)	(14,241)
Other non-current assets, net	$ 1,363,586	$ 1,599,197